Related party transactions - Summary of information about key management personnel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Short-term employee benefits	€ 2,536	€ 478	€ 2,694
Employee share-based compensation	173	1,394	1,486
Total	€ 2,709	€ 1,872	€ 4,180